Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Less revolver issuance costs	$ (252)	$ 0
Loans payable, current	31,942	48,030
Less issuance costs on convertible debt	(116)	0
Long-term debt	101,471	52,751
Proceeds from issuance of debt	50,260
Debt, accrued PIK interest	169
Amortization of debt issuance costs and discounts	156
Nonrelated Party
Debt Instrument [Line Items]
Loans payable, current		48,030
Loans payable, non-current	64,859	276
Related Party
Debt Instrument [Line Items]
Loans payable, non-current	4,670	4,445
Paycheck Protection Program Loan | Loans Payable
Debt Instrument [Line Items]
Long-Term Debt, Current Maturities, Gross	194	192
Long-Term Debt, Excluding Current Maturities, Gross	82	276
Convertible Debt | Loans Payable
Debt Instrument [Line Items]
Long-Term Debt, Excluding Current Maturities, Gross	50,585	0
Embedded derivative	14,308	0
Loans payable, related parties, non-current | Loans Payable | Related Party
Debt Instrument [Line Items]
Loans payable, non-current	4,670	4,445
Revolving Credit Facility | Revolver | Revolver
Debt Instrument [Line Items]
Long-Term Debt, Current Maturities, Gross	$ 32,000	$ 47,838